FINANCIAL RISK MANAGEMENT - Disclosure of Maturities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 4,658	£ 3,363
Customer deposits	446,172	449,373
Reverse repurchase agreements	39,259	49,708
Repurchase agreements at amortised cost	48,590	30,106
Financial liabilities at fair value through profit or loss	5,159	6,537
Debt securities in issue	49,056	48,724
Subordinated liabilities	6,593	8,658	£ 9,242
Derivative financial instruments	5,891	4,643
Interest expense	3,457	1,884	£ 3,096
Undated £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Interest expense	16	19
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	4,691	3,616
Customer deposits	446,723	449,964
Reverse repurchase agreements	52,678
Repurchase agreements at amortised cost		32,129
Financial liabilities at fair value through profit or loss	5,545	6,593
Debt securities in issue	53,376	50,700
Lease liabilities	1,388	1,631
Subordinated liabilities	13,520	11,536
Total non-derivative financial liabilities	577,921	556,169
Derivative financial instruments	4,497	4,050
Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	22,177	23,652
Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,888	22,734
Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,289	918
Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,208	3,132
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,728	1,812
Customer deposits	430,808	439,193
Reverse repurchase agreements	12,494
Repurchase agreements at amortised cost		475
Financial liabilities at fair value through profit or loss	84	81
Debt securities in issue	4,400	4,367
Lease liabilities	7	2
Subordinated liabilities	24	30
Total non-derivative financial liabilities	451,545	445,960
Derivative financial instruments	3,540	2,769
Up to 1 month £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,815	2,577
Up to 1 month £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,927	2,462
Up to 1 month £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	888	115
Up to 1 month £m | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,652	2,654
1–3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	28	136
Customer deposits	3,565	1,540
Reverse repurchase agreements	6,188
Repurchase agreements at amortised cost		417
Financial liabilities at fair value through profit or loss	60	21
Debt securities in issue	8,571	5,307
Lease liabilities	52	61
Subordinated liabilities	89	39
Total non-derivative financial liabilities	18,553	7,521
Derivative financial instruments	226	127
1–3 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,241	573
1–3 months £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,996	425
1–3 months £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	245	148
1–3 months £m | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(19)	(21)
3–12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	179	32
Customer deposits	7,164	3,616
Reverse repurchase agreements	904
Repurchase agreements at amortised cost		243
Financial liabilities at fair value through profit or loss	100	242
Debt securities in issue	6,717	8,603
Lease liabilities	161	158
Subordinated liabilities	687	370
Total non-derivative financial liabilities	15,912	13,264
Derivative financial instruments	183	58
3–12 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,501	4,232
3–12 months £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,372	4,168
3–12 months £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	129	64
3–12 months £m | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	54	(6)
1–5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	673	1,420
Customer deposits	4,882	5,046
Reverse repurchase agreements	33,054
Repurchase agreements at amortised cost		30,987
Financial liabilities at fair value through profit or loss	1,565	1,572
Debt securities in issue	25,886	27,715
Lease liabilities	557	578
Subordinated liabilities	4,775	5,418
Total non-derivative financial liabilities	71,392	72,736
Derivative financial instruments	329	480
1–5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,920	11,280
1–5 years £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7,862	10,945
1–5 years £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	58	335
1–5 years £m | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	271	145
Over 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	83	216
Customer deposits	304	569
Reverse repurchase agreements	38
Repurchase agreements at amortised cost		7
Financial liabilities at fair value through profit or loss	3,736	4,677
Debt securities in issue	7,802	4,708
Lease liabilities	611	832
Subordinated liabilities	7,945	5,679
Total non-derivative financial liabilities	20,519	16,688
Derivative financial instruments	219	616
Over 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,700	4,990
Over 5 years £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,731	4,734
Over 5 years £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(31)	256
Over 5 years £m | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 250	£ 360